UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-0525
Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)
100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)
Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 850-1864
Date of fiscal year end: 12/31
Date of reporting period: 6/30/08

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman
Income and Growth Fund, Inc.

Mid-Year Report
June 30, 2008

Seeking Total Return
Through a Combination
of Capital Appreciation
and Income, Consistent
With a Prudent Allocation
Between Equity and Fixed
Income Securities

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance and Portfolio Overview	2

Understanding and Comparing Your Fund’s Expenses	8

Portfolio of Investments	9

Statement of Assets and Liabilities	24

Statement of Operations	26

Statements of Changes in Net Assets	27

Notes to Financial Statements	28

Financial Highlights	37

Board of Directors and Executive Officers	43

Additional Fund Information	45

To The Shareholders

Your mid-year shareholder report for Seligman Income and Growth Fund, Inc. follows this letter. This report contains the Fund’s investment results, portfolio of investments, and financial statements as of June 30, 2008.

For the six months ended June 30, 2008, Seligman Income and Growth Fund posted a total return, based on the net asset value of Class A shares (excluding sales charges), of -10.8%. During the same period the Lipper Mixed-Asset Target Allocation Growth Funds Average returned -7.8%, the Lehman Brothers U.S. Government/Credit Index returned 1.0%, and the S&P 500 Index returned -11.9%. The Blended Index, which is comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Lehman Brothers U.S. Government/Credit Index, returned -7.1% for the same time period.

On May 16, 2008, Class D shares of the Fund were converted to Class C shares at their respective net asset values. The conversion did not affect individual shareholder account values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Fund.

On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire J. & W. Seligman & Co. Incorporated (“Seligman”), the Fund’s manager, in a transaction that is likely to close in the fourth quarter of 2008. Consummation of Ameriprise’s acquisition of Seligman will result in Seligman becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of Seligman and an assignment and automatic termination of the Fund’s management agreement with Seligman. On July 29, 2008, the Fund’s Board approved a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of the Fund for their approval.

Thank you for your continued support of Seligman Income and Growth Fund.

By order of the Board of Directors,

William C. Morris Chairman	Brian T. Zino President
August 25, 2008

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman Income and Growth Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund (except for Class I shares) as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. On May 16, 2008, Class D shares of the Fund were converted to Class C shares at their respective net asset values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Fund. Class I shares do not have sales charges, and returns are calculated accordingly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

Performance and Portfolio Overview

Investment Results

Total Returns
For Periods Ended June 30, 2008

		Average Annual
						Class I and
					Class C	Class R
					Since	Since
	Six	One	Five	Ten	Inception	Inception
	Months*	Year	Years	Years	5/27/99	4/30/03

Class A

With Sales Charge	(15.94)%	(22.32)%	2.29%	(0.17)%	n/a	n/a

Without Sales Charge	(10.82)	(17.60)	3.51	0.43	n/a	n/a

Class B

With CDSC#	(15.52)	(22.15)	2.39	n/a	n/a	n/a

Without CDSC	(11.14)	(18.22)	2.75	(0.18)†	n/a	n/a

Class C

With 1% CDSC	(12.03)	(18.97)	n/a	n/a	n/a	n/a

Without CDSC	(11.15)	(18.18)	2.73	n/a	(0.41)%	n/a

Class I	(10.66)	(17.47)	3.60	n/a	n/a	4.35%

Class R

With 1% CDSC	(11.79)	(18.60)	n/a	n/a	n/a	n/a

Without CDSC	(10.91)	(17.82)	3.29	n/a	n/a	4.04

Benchmarks**

S&P 500 Index	(11.90)	(13.11)	7.57	2.88	1.65	8.66

Lehman Brothers U.S. Government/Credit Index	0.98	7.24	3.58	5.69	5.91	3.94

Blended Index	(7.14)	(7.84)	4.56	1.75	1.01 ††	5.21

Lipper Mixed-Asset Target Allocation Growth Funds Average	(7.75)	(7.42)	7.02	4.01	3.56	7.94

Net Asset Value Per Share

	6/30/08	12/31/07	6/30/07

Class A	$11.48	$13.12	$14.62

Class B	11.42	13.05	14.55

Class C	11.41	13.04	14.53

Class I	11.57	13.20	14.71

Class R	11.50	13.14	14.65

Dividends Per Share and Yield Information
For Periods Ended June 30, 2008

SEC 30-Day
Dividends Paidø	Yieldøø

$0.23	3.29%

0.18	2.74

0.18	2.77

0.23	3.09

0.21	2.88

See footnotes on page 4.

Performance and Portfolio Overview

Composition of Net Assets

	Percent of Net Assets
	6/30/08	12/31/07

Common Stocks	62.1	61.7

Corporate Bonds	17.2	15.8

US Government and Government Agency Securities	6.6	7.4

Preferred Stocks	4.4	6.2

Equity-Linked Notes	3.1	5.1

Collateralized Mortgage Obligations	1.4	0.8

Asset-Backed Securities	1.1	1.1

Options Purchased	0.6	0.8

Foreign Government Agency Securities	0.3	—

Other Short-Term Holdings and Other Assets Less Liabilities	3.2	1.1

Total	100.0	100.0

*	Returns for periods of less than one year are not annualized.
**	The Lehman Brothers U.S. Government/Credit Index (Lehman Index), the Blended Index, the Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average), and the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) are unmanaged benchmarks that assume reinvestment of all distributions. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s Ratings Services, if unrated by Moody’s), with at least one year to maturity. The Blended Index is an index created by J. & W. Seligman & Co. Incorporated, the Fund’s Manager. The Blended Index is comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Lehman Index. The Lipper Mixed-Asset Target Allocation Growth Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 60% – 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Average excludes the effect of fees, taxes and sales charges. The Lehman Index, the Blended Index, and the S&P 500 Index exclude the effect of fees, taxes, sales charges and expenses. Investors cannot invest directly in an index or an average.
#	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
†	The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
††	From May 28, 1999.
ø	Represents per share amount paid or declared during the six months ended June 30, 2008.
øø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2008, has been computed in accordance with SEC regulations and will vary.

Performance and Portfolio Overview

Diversification of Net Assets

	Percent of Net Assets
	June 30,	December 31,
	2008	2007

Common Stocks, Preferred Stocks and Corporate Bonds:

Aerospace and Defense	1.7	1.9

Air Freight and Logistics	0.7	—

Airlines	0.7	1.2

Auto Components	0.4	1.1

Automobiles	0.5	1.1

Beverages	—	0.2

Biotechnology	1.2	1.1

Capital Markets	3.4	5.6

Chemicals	1.6	1.2

Commercial Banks	1.1	1.8

Commercial Services and Supplies	—	0.7

Communications Equipment	4.1	4.7

Computers and Peripherals	1.7	3.1

Construction and Engineering	0.7	0.8

Consumer Finance	1.3	1.8

Containers and Packaging	1.2	2.0

Diversified Financial Services	3.1	3.0

Diversified Telecommunication Services	3.5	2.6

Electric Utilities	1.5	1.2

Electrical Equipment	0.5	0.3

Energy Equipment and Services	3.6	2.5

Food and Staples Retailing	1.5	1.7

Food Products	1.4	0.8

Gas Utilities	—	0.1

Health Care Equipment and Supplies	0.8	0.7

Health Care Providers and Services	3.0	2.4

Hotels, Restaurants and Leisure	—	0.8

Household Durables	0.5	0.3

Household Products	—	0.2

Independent Power Producers and Energy Traders	0.4	0.4

Industrial Conglomerates	1.7	1.9

Insurance	2.1	1.5

Internet Software and Services	2.3	1.6

IT Services	0.3	0.3

Life Sciences Tools and Services	0.4	0.4

Machinery	0.3	0.9

Media	1.4	2.9

Metals and Mining	2.1	1.5

Multi-Utilities	2.1	0.9

Multiline Retail	1.6	1.8

Office Electronics	0.3	0.2

Oil, Gas and Consumable Fuels	9.5	8.4

Pharmaceuticals	5.9	3.8

Real Estate Investment Trusts	0.4	0.5

Road and Rail	0.4	0.4

Semiconductors and Semiconductor Equipment	3.7	2.8

Software	3.8	1.2

Specialty Retail	1.0	0.9

Textiles, Apparel and Luxury Goods	—	0.4

Thrifts and Mortgage Finance	1.5	2.8

Tobacco	2.2	1.8

Trading Companies and Distributors	0.1	0.2

Water Utilities	0.2	0.1

Wireless Telecommunication Services	0.3	1.2

Total Common Stocks, Preferred Stocks and Corporate Bonds	83.7	83.7

US Government and Government Agency Securities	6.6	7.4

Equity-Linked Notes	3.1	5.1

Collateralized Mortgage Obligations	1.4	0.8

Asset-Backed Securities	1.1	1.1

Options Purchased	0.6	0.8

Foreign Government Agency Securities	0.3	—

Other Short-Term Holdings and Other Assets Less Liabilities	3.2	1.1

Total	100.0	100.0

Performance and Portfolio Overview

Largest Industries†
June 30, 2008

Largest Portfolio Holdings††
June 30, 2008

Securityø	Value	Percent of Net Assets

Exxon Mobil	$1,551,969	2.4

Marvell Technology Group	1,133,401	1.8

JPMorgan Chase	941,466	1.5

Comverse Technology	895,994	1.4

Chevron	852,518	1.3

AT&T	791,715	1.2

General Electric	732,374	1.1

ConocoPhillips	726,803	1.1

Philip Morris International	665,036	1.0

Microsoft	657,489	1.0

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

See footnotes on page 7.

Performance and Portfolio Overview

Largest Portfolio Changes
During the Six Months Ended June 30, 2008

Largest Purchases

Microsoft*

Public Service Enterprise Group*

Google (Class A)*

Chesapeake Energy*

United Parcel Service (Class B)*

UST*

Wells Fargo*

Forest Laboratories*

Target

Merck*

Largest Sales

NII Holdings

Kohl’s**

Goodyear Tire & Rubber**

Joy Global**

Wal-Mart Stores**

Halliburton

International Business Machines**

US Treasury Notes 4.25%, 9/30/2012

Starbucks**

Comverse Technology

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

†	Excludes US Government and Government Agency securities and options purchased.
††	Excludes short-term holdings and options purchased.
ø	Represents common stock unless otherwise stated. The Fund also may hold other securities issued by the companies listed.
*	Position added during the period.
**	Position eliminated during the period.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2008 and held for the entire six-month period ended June 30, 2008.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning		Ending	Expenses Paid	Ending	Expenses Paid
	Account	Annualized	Account	During Period	Account	During Period
	Value	Expense	Value	1/1/08 to	Value	1/1/08 to
	1/1/08	Ratio*	6/30/08	6/30/08**	6/30/08	6/30/08**

Class A	$1,000.00	1.57%	$891.80	$7.38	$1,017.06	$7.87

Class B	1,000.00	2.32	888.60	10.89	1,013.33	11.61

Class C	1,000.00	2.32	888.50	10.89	1,013.33	11.61

Class I	1,000.00	1.32	893.40	6.23	1,018.28	6.64

Class R	1,000.00	1.82	890.90	8.56	1,015.81	9.12

*	Expenses of Class B, Class C, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectuses for a description of each share class and its fees, expenses, and sales charges.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2008 to June 30, 2008, multiplied by the average account value over the period, multiplied by 182/366 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2008

	Shares	Value
Common Stocks 62.1%

Aerospace and Defense 1.6%

Boeing	2,900	$190,588

Honeywell International	7,900	397,212

Raytheon	4,100	230,748

United Technologies	3,800	234,460

		1,053,008

Air Freight and Logistics 0.7%

United Parcel Service (Class B)	6,900	424,143

Airlines 0.4%

Delta Air Lines*	25,400	144,780

Northwest Airlines*	16,200	107,892

		252,672

Biotechnology 1.2%

Cephalon*	7,800	520,182

ImClone Systems*	5,300	214,438

		734,620

Capital Markets 1.8%

Bank of New York Mellon	5,700	215,631

Fortress Investment Group (Class A)	29,000	357,280

Janus Capital Group	8,800	232,936

Morgan Stanley	7,800	281,346

State Street	1,400	89,586

		1,176,779

Chemicals 0.3%

Monsanto	1,700	214,948

Commercial Banks 0.8%

Wachovia	14,280	221,768

Wells Fargo	13,100	311,125

		532,893

Communications Equipment 3.4%

Cisco Systems*	18,000	418,680

Comverse Technology*	52,861	895,994

Nokia (ADR)	10,100	247,450

QUALCOMM	9,400	417,078

Research In Motion*	1,700	198,730

		2,177,932

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Shares	Value
Computers and Peripherals 1.6%

Apple*	2,600	$435,344

Hewlett-Packard	14,000	618,940

		1,054,284

Construction and Engineering 0.7%

Foster Wheeler*	3,900	285,285

Quanta Services*	5,700	189,639

		474,924

Consumer Finance 0.4%

American Express	7,300	274,991

Containers and Packaging 0.9%

Packaging Corporation of America	7,300	157,023

Smurfit-Stone Container*	102,144	415,726

		572,749

Diversified Financial Services 2.8%

Bank of America	21,120	504,134

CIT Group	29,900	203,619

CME Group	300	114,957

JPMorgan Chase	27,440	941,466

		1,764,176

Diversified Telecommunication Services 2.6%

AT&T	23,500	791,715

Citizens Communications	23,500	266,490

Qwest Communications International	111,271	437,295

tw telecom*	11,500	184,345

		1,679,845

Electric Utilities 0.5%

Exelon	3,500	314,860

Electrical Equipment 0.5%

ABB (ADR)	8,200	232,224

JA Solar Holdings*	6,400	107,840

		340,064

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Shares	Value
Energy Equipment and Services 3.2%

Baker Hughes	3,600	$314,424

Exterran Holdings*	3,500	250,215

Halliburton	7,400	392,718

Noble	5,700	370,272

Schlumberger	3,500	376,005

Transocean	2,200	335,259

		2,038,893

Food and Staples Retailing 1.2%

CVS/Caremark	4,700	185,979

Rite Aid	359,132	571,020

		756,999

Health Care Equipment and Supplies 0.8%

Hologic*	12,300	268,140

Zimmer Holdings*	3,500	238,175

		506,315

Health Care Providers and Services 1.6%

CIGNA	2,500	88,475

Express Scripts*	3,600	225,792

Health Net*	9,416	226,549

Medco Health Solutions*	2,500	118,000

Quest Diagnostics	5,000	242,350

UnitedHealth Group	4,789	125,711

		1,026,877

Independent Power Producers and Energy Traders 0.4%

AES*	14,700	282,387

Industrial Conglomerates 1.4%

3M	2,500	173,975

General Electric	27,440	732,374

		906,349

Insurance 1.8%

American International Group	13,000	343,980

Hartford Financial Services Group	6,100	393,877

MetLife	3,700	195,249

Prudential Financial	4,148	247,802

		1,180,908

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Shares	Value
Internet Software and Services 2.3%

Google (Class A)*	900	$473,778

SAVVIS	30,134	389,030

Yahoo!*	28,445	587,674

		1,450,482

Life Sciences Tools and Services 0.4%

Applied Biosystems Group	7,400	247,752

Machinery 0.2%

Deere	2,000	144,260

Metals and Mining 2.0%

Alcoa	8,457	301,238

Barrick Gold	7,500	341,250

Freeport-McMoRan Copper & Gold	4,600	539,074

Nucor	1,600	119,472

		1,301,034

Multi-Utilities 1.4%

Public Service Enterprise Group	12,400	569,532

TECO Energy	16,300	350,287

		919,819

Multiline Retail 0.9%

Target	11,700	543,933

Oil, Gas and Consumable Fuels 8.0%

Chesapeake Energy	8,800	580,448

Chevron	8,600	852,518

ConocoPhillips	7,700	726,803

El Paso	24,400	530,456

Exxon Mobil	17,610	1,551,969

Occidental Petroleum	3,300	296,538

Valero Energy	6,600	271,788

XTO Energy	5,200	356,252

		5,166,772

Pharmaceuticals 5.8%

Abbott Laboratories	8,700	460,839

Barr Laboratories*	6,700	302,036

Bristol-Myers Squibb	20,400	418,812

Forest Laboratories*	9,600	333,504

Merck	6,200	233,678

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Shares	Value
Pharmaceuticals (continued)

Mylan Laboratories	38,000	$458,660

Pfizer	25,058	437,763

Schering-Plough	10,000	196,900

Sepracor*	11,900	237,048

Wyeth	13,502	647,556

		3,726,796

Semiconductors and Semiconductor Equipment 3.3%

Intel	21,700	466,116

Marvell Technology Group*	64,179	1,133,401

MEMC Electronic Materials*	4,000	246,160

NVIDIA*	15,200	284,544

		2,130,221

Software 3.8%

Activision*	15,900	541,713

BMC Software*	5,800	208,800

Macrovision Solutions	38,381	574,173

Microsoft	23,900	657,489

Oracle*	20,200	424,200

		2,406,375

Specialty Retail 0.9%

Home Depot	7,300	170,966

OfficeMax	29,474	409,689

		580,655

Tobacco 2.2%

Altria Group	13,765	283,008

Philip Morris International*	13,465	665,036

UST	8,000	436,880

		1,384,924

Wireless Telecommunication Services 0.3%

NII Holdings*	3,900	185,211

Total Common Stocks (Cost $48,336,681)		39,929,850

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Shares or
	Shares
	Subject to
	Call	Value

Preferred Stocks 4.4%

Capital Markets 0.7%

Lehman Brothers Holdings:

Series D 5.67%	6,500	$217,344

Series F 6.5%	12,500	213,625

		430,969

Chemicals 0.9%

E. I. du Pont de Nemours:

Series A $3.50	4,300	271,115

Series B $4.50	3,500	280,350

		551,465

Commercial Banks 0.3%

HSBC USA (Series F) 5.479%#	13,100	218,377

Electric Utilities 0.5%

Pacific Gas and Electric (Series A) 6%	12,400	313,100

Multi-Utilities 0.5%

Consolidated Edison (Series A) $5.00	3,500	311,360

Thrifts and Mortgage Finance 1.5%

Fannie Mae:

Series H 5.81%	6,600	231,660

Series L 5.125%	7,500	238,125

Series S 8.25%	1,880	43,146

Freddie Mac:

Series F 5%	7,700	237,083

Series R 5.7%	6,700	224,450

		974,464

Total Preferred Stocks (Cost $3,645,632)		2,799,735

Options Purchased* 0.6%

Airlines 0.1%

Northwest Airlines, Call expiring September 2008 at $7.50	21,900	30,660

UAL, Call expiring September 2008 at $10	19,700	10,835

		41,495

Biotechnology 0.0%

Amgen, Call expiring January 2009 at $60	18,800	11,468

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Shares
	Subject to
	Call/Put	Value
Communications Equipment 0.0%

JDS Uniphase, Call expiring January 2009 at $15	24,100	$13,255

Motorola, Call expiring January 2009 at $20	26,300	657

		13,912

Diversified Financial Services 0.0%

CIT Group, Call expiring January 2009 at $35	7,300	365

Citigroup, Call expiring January 2009 at $30	13,200	2,376

		2,741

Food and Staples Retailing 0.0%

Rite Aid, Call expiring January 2009 at $5	84,700	6,353

Hotels, Restaurants and Leisure 0.0%

Starbucks, Call expiring January 2009 at $30	13,200	660

Index Derivatives 0.2%

S&P 500 Index, Put expiring July 2008 at $1,400	500	59,700

S&P 500 Index, Put expiring August 2008 at $1,250	500	14,650

United States Oil Federation, Put expiring October 2008 at $100	3,600	19,800

		94,150

Internet Software and Services 0.1%

Yahoo!, Call expiring January 2009 at $25	28,500	41,895

Yahoo!, Call expiring January 2009 at $30	13,400	6,030

		47,925

Pharmaceuticals 0.1%

Bristol-Myers Squibb, Call expiring January 2009 at $25	17,300	6,574

Wyeth, Call expiring July 2008 at $42.50	3,000	16,800

Wyeth, Call expiring October 2008 at $45	6,500	33,800

		57,174

Semiconductors and Semiconductor Equipment 0.1%

Marvell Technology Group, Call expiring January 2009 at $15	8,200	35,260

Marvell Technology Group, Call expiring January 2009 at $20	21,600	37,800

Micron Technology, Call expiring January 2009 at $15	52,000	1,300

		74,360

Total Options Purchased (Cost $968,285)		350,238

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Principal
	Amount		Value

US Government and Government Agency Securities 6.6%

US Government Securities 2.2%

US Treasury Bonds:

5.375%, 2/15/2031	$80,000		$88,913

4.5%, 2/15/2036	106,000		105,280

5%, 5/15/2037	250,000		268,750

US Treasury Inflation-Protected Security 2.375%, 1/15/2017	127,805		138,379

US Treasury Notes:

2.125%, 4/30/2010	75,000	ØØ	74,479

4.5%, 2/28/2011	120,000	ØØ	125,138

4.25%, 9/30/2012	20,000		20,830

3.875%, 10/31/2012	45,000		46,160

3.125%, 4/30/2013	15,000		14,879

3.375%, 6/30/2013	165,000		165,348

3.5%, 2/15/2018	55,000		52,959

3.875%, 5/15/2018	145,000		143,833

US Treasury STRIPS Principal 7.5%, 11/15/2024**	425,000		198,323

			1,443,271

Government Agency Securitiesø 1.3%

Fannie Mae:

5.125%, 4/15/2011	60,000	ØØ	62,444

4.75%, 11/19/2012	195,000		200,784

5.25%, 3/5/2014	100,000		102,321

5.375%, 6/12/2017	70,000		73,305

5%, 7/9/2018	100,000		99,053

Federal Farm Credit Bank 3.4%, 2/7/2013	205,000		199,362

Federal Home Loan Bank 5%, 11/17/2017	65,000		66,396

			803,665

Government Agency Mortgage-Backed Securitiesø†† 3.1%

Fannie Mae:

4.5%, 12/1/2020#	177,103		172,808

5.353%, 4/1/2036#	175,585		176,752

6.051%, 4/1/2036#	266,326		272,602

5.966%, 8/1/2036#	165,821		169,028

6.5%, 9/1/2037	348,075		356,226

6.5%, TBA 7/2008	150,000		154,430

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Principal
	Amount	Value
Government Agency Mortgage-Backed Securitiesø†† (continued)

Freddie Mac Gold:

6.17%, 8/1/2036#	$221,995	$227,747

6.114%, 12/1/2036#	181,685	187,263

5.958%, 4/1/2037#	177,788	180,162

4.5%, TBA 7/2008	100,000	96,625

		1,993,643

Total US Government and Government Agency Securities (Cost $4,184,206)		4,240,579

Corporate Bonds 17.2%

Aerospace and Defense 0.1%

Honeywell International 5.3%, 3/1/2018	25,000	24,673

United Technologies 6.125%, 7/15/2038	60,000	60,478

		85,151

Airlines 0.3%

Continental Airlines:

8.75%, 12/1/2011	150,000	101,250

5.983%, 4/19/2022	95,000	78,614

		179,864

Auto Components 0.4%

Allison Transmission 11%, 11/1/2015†	250,000	225,000

Lear 8.75%, 12/1/2016	25,000	19,625

		244,625

Automobiles 0.5%

Ford Motor 7.45%, 7/16/2031	250,000	146,875

General Motors 8.375%, 7/15/2033	250,000	149,375

		296,250

Capital Markets 0.9%

Ameriprise Financial 5.35%, 11/15/2010	140,000	140,536

Bank of New York Mellon 4.95%, 11/1/2012	65,000	64,874

Lehman Brothers Holdings 6.875%, 5/2/2018	65,000	63,037

Merrill Lynch 6.05%, 5/15/2012	60,000	58,776

Nuveen Investments 10.5%, 11/15/2015†	250,000	231,875

		559,098

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Principal
	Amount	Value
Chemicals 0.4%

E.I. du Pont de Nemours 5%, 1/15/2013	$60,000	$60,567

Mosaic 7.625% 12/1/2016†	50,000	53,500

Nova Chemicals 5.953%, 11/15/2013#	200,000	171,000

		285,067

Communications Equipment 0.7%

Nortel Networks:

6.963%, 7/15/2011#	250,000	237,500

10.75%, 7/15/2016	250,000	248,750

		486,250

Computers and Peripherals 0.1%

Hewlett-Packard 5.5%, 3/1/2018	65,000	63,779

Consumer Finance 0.9%

National Rural Utilities Cooperative Finance 5.45%, 2/1/2018	55,000	53,586

Nissan Motor Acceptance 5.625%, 3/14/2011†	295,000	293,048

Rental Service 9.5%, 12/1/2014	275,000	231,000

		577,634

Containers and Packaging 0.3%

Crown Cork & Seal 8%, 4/15/2023	250,000	222,500

Diversified Financial Services 0.3%

CIT Group 5.4%, 1/30/2016	25,000	17,242

Citigroup 5.5%, 4/11/2013	65,000	63,504

JPMorgan Chase 5.375%, 10/1/2012	60,000	60,237

NYSE Euronext 4.8%, 6/28/2013	70,000	69,112

		210,095

Diversified Telecommunication Services 0.9%

AT&T 5.5%, 2/1/2018	65,000	63,101

Citizens Communications 6.625%, 3/15/2015	250,000	228,125

Embarq 7.082%, 6/1/2016	25,000	23,779

Windstream 8.625%, 8/1/2016	250,000	250,625

		565,630

Electric Utilities 0.5%

Exelon Generation 6.2%, 10/1/2017	45,000	43,906

Indiana Michigan Power Company 6.05%, 3/15/2037	110,000	96,422

Southern Power 6.375%, 11/15/2036	105,000	98,067

Union Electric 6.4%, 6/15/2017	115,000	114,972

		353,367

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Principal
	Amount	Value
Energy Equipment and Services 0.4%

Complete Production Services 8%, 12/15/2016	$25,000	$25,094

Helix Energy Solutions 9.5%, 1/15/2016†	50,000	51,500

Nabors Industries 6.15%, 2/15/2018†	100,000	101,259

Weatherford International 7%, 3/15/2038	55,000	56,568

		234,421

Food and Staples Retailing 0.3%

Kroger 6.9%, 4/15/2038	55,000	56,653

Safeway 6.35%, 8/15/2017	125,000	128,868

Wal-Mart Stores 6.2%, 4/15/2038	40,000	39,434

		224,955

Food Products 1.4%

Archer Daniels Midland 5.45%, 3/15/2018	65,000	63,535

Corn Products 6%, 4/15/2017	120,000	123,073

Del Monte 6.75%, 2/15/2015	250,000	239,375

General Mills 5.2%, 3/17/2015	50,000	48,882

Pilgrims Pride 8.375%, 5/1/2017	250,000	185,000

Smithfield Foods 7%, 8/1/2011	240,000	220,200

		880,065

Health Care Providers and Services 1.4%

HCA 9.125%, 11/15/2014†	250,000	256,250

HealthSouth 9.133%, 6/15/2014#	250,000	255,000

Tenet Healthcare 9.25%, 2/1/2015	300,000	295,500

UnitedHealth Group 6.625%, 11/15/2037	110,000	101,613

		908,363

Hotels, Restaurants and Leisure 0.0%

Harrah’s Operating 10.75%, 2/1/2016†	25,000	20,875

Household Durables 0.5%

Jarden 7.5%, 5/1/2017	250,000	218,750

Kimberly-Clark 6.125%, 8/1/2017	80,000	83,212

		301,962

Industrial Conglomerates 0.3%

General Electric Capital 5.875%, 1/14/2038	80,000	72,741

Koninklijke (Royal) Philips Electronics 5.75%, 3/11/2018	105,000	103,059

		175,800

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Principal
	Amount	Value
Insurance 0.3%

American General Finance 5.85%, 6/1/2013	$55,000	$48,556

Genworth Global Funding Trust 5.2%, 10/8/2010	65,000	65,052

Prudential Financial 6.625%, 12/1/2037	90,000	85,221

		198,829

IT Services 0.3%

iPayment 9.75%, 5/15/2014	250,000	212,500

Machinery 0.1%

SPX 7.625%, 12/15/2014†	50,000	50,813

Media 1.4%

AMC Entertainment 8%, 3/1/2014	250,000	223,125

Charter Communications Holdings I:

13.5%, 1/15/2014	90,000	64,350

11%, 10/1/2015	25,000	18,656

Comcast 5.7%, 5/15/2018	50,000	47,524

Readers Digest 9%, 2/15/2017†	250,000	183,750

Thomson Reuters 6.5%, 7/15/2018	190,000	189,676

Time Warner Cable 5.4%, 7/2/2012	130,000	128,801

Viacom 6.125%, 10/5/2017	55,000	52,827

		908,709

Metals and Mining 0.1%

Nucor 5.85%, 6/1/2018	40,000	40,493

Multi-Utilities 0.2%

Dominion Resources 5.6%, 11/15/2016	110,000	106,407

Multiline Retail 0.7%

Dollar General 11.875%, 7/15/2017	100,000	95,000

Neiman Marcus 9%, 10/15/2015	250,000	248,125

J.C. Penney 6.375%, 10/15/2036	120,000	100,518

		443,643

Office Electronics 0.3%

Xerox:

5.5%, 5/15/2012	120,000	118,715

7.625%, 6/15/2013	50,000	51,921

		170,636

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Principal
	Amount	Value
Oil, Gas and Consumable Fuels 1.5%

Chesapeake Energy 7.625%, 7/15/2013	$250,000	$235,000

Encana 5.9%, 12/1/2017	105,000	105,724

OPTI Canada 7.875%, 12/15/2014	50,000	49,625

Peabody Energy 6.875%, 3/15/2013	140,000	141,050

Plains Exploration Production 7.75%, 6/15/2015	300,000	303,750

W & T Offshore 8.25%, 6/15/2014†	25,000	24,250

XTO Energy 6.25%, 8/1/2017	80,000	80,961

		940,360

Pharmaceuticals 0.1%

Bristol-Myers Squibb 5.45%, 5/1/2018	55,000	54,358

Real Estate Investment Trusts 0.4%

Health Care Properties 6%, 1/30/2017	110,000	94,817

Prologis Trust 5.625%, 11/15/2016	110,000	102,042

Simon Property Group 6.125%, 5/30/2018	70,000	68,220

		265,079

Road and Rail 0.4%

Avis Budget Car Rental 5.176%, 5/15/2014#	250,000	195,000

Union Pacific 5.7%, 8/15/2018	50,000	48,885

		243,885

Semiconductors and Semiconductor Equipment 0.4%

Freescale Semiconductor 10.125%, 12/15/2016	375,000	287,813

Specialty Retail 0.1%

Asbury Automotive Group 7.625%, 3/15/2017	25,000	20,250

Michaels Stores 11.375%, 11/1/2016	25,000	20,000

Yankee Acquisition 9.75%, 2/15/2017	25,000	18,125

		58,375

Trading Companies and Distributors 0.1%

Neff 10%, 6/1/2015	250,000	96,250

Water Utilities 0.2%

American Water Capital 6.085%, 10/15/2017	105,000	100,891

Total Corporate Bonds (Cost $11,822,416)		11,054,792

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Principal
	Amount	Value
Collateralized Mortgage Obligations†† 1.4%

Bank of America Mortgage Securities 4.719%, 7/25/2034#	$46,741	$45,398

Bear Stearns Alternate Trust 5.604%, 4/25/2035#	51,227	36,627

Chase Mortgage Finance Trust 6.304%, 10/17/2011#	301,819	296,203

GS Mortgage Loan Trust 5.317%, 7/25/2035#	94,012	90,437

Homestar Mortgage Acceptance 2.803%, 3/25/2034#	79,419	62,819

Indymac Index Mortgage Loan Trust 6.155%, 3/25/2036#†	223,235	173,258

Wells Fargo 4.731%, 7/25/2034#	222,748	211,572

Total Collateralized Mortgage Obligations (Cost $1,003,667)		916,314

Asset-Backed Securities†† 1.1%

Caterpillar Financial Asset Trust 4.94%, 4/25/2014	70,000	70,185

Centex Home Equity 4.533%, 12/25/2032#	164,965	67,567

Chase Issuance Trust 2.491%, 10/17/2011#	65,000	64,867

Citicorp Residential Mortgage Securities 5.872%, 9/25/2036	26,844	26,789

Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	145,956	132,262

GSAA Home Equity Trust 5.344%, 9/25/2035	65,000	54,895

Irwin Home Equity 2.863%, 2/25/2034#	74,543	68,556

Structured Asset Securities 4.04%, 6/25/2033#	254,459	240,185

Total Asset-Backed Securities (Cost $848,397)		725,306

Foreign Government Agency Securities 0.3%

Corporacion Andina de Fomento 5.75%, 1/12/2017	110,000	107,091

Export-Import Bank of Korea 5.5%, 10/17/2012	115,000	113,992

Total Foreign Government Agency Securities (Cost $224,457)		221,083

Short-Term Holdings 6.8%

Repurchase Agreement 3.3%

Fixed Income Clearing Corporation 1.75%, dated 6/30/2008, maturing 7/1/2008, in the amount of $2,121,103, collateralized by: $2,225,000 Freddie Mac 5.625%, 11/23/2035 with a fair market value of $2,186,063 (Cost $2,121,000)	2,121,000	2,121,000

See footnotes on page 23.

Portfolio of Investments (unaudited)
June 30, 2008

	Principal
	Amount	Value
Equity-Linked Notes## 3.1%

Credit Suisse 39.54%, 11/21/2008 (a)	$363,000	$331,270

Deutsche Bank:

39%, 9/5/2008 (b)	348,000	329,939

37.5%, 11/20/2008 (c)	363,000	314,144

Goldman Sachs Group 34.6%, 10/2/2008 (d)	348,000	290,719

Lehman Brothers:

53.51%, 9/14/2008 (e)	348,000	178,350

39.5%, 10/2/2008 (f)	348,000	263,961

Morgan Stanley 37.05%, 10/17/2008 (g)	348,000	278,073

Total Equity-Linked Notes (Cost $2,466,000)		1,986,456

Corporate Bonds 0.4%

Cablevision Systems 7.133%, 4/1/2009#	200,000	201,000

Qwest Communications 6.176%, 2/15/2009#	66,000	66,000

Total Corporate Bonds (Cost $270,050)		267,000

Total Short-Term Holdings (Cost $4,857,050)		4,374,456

Total Investments (Cost $75,890,791) 100.5%		64,612,353

Other Assets Less Liabilities (0.5)%		(296,679)

Net Assets 100.0%		$64,315,674

*	Non-income producing security.
**	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.
ADR — American Depositary Receipts.
TBA — To be announced.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††	Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.
Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
ØØ	All or part of the security is held as collateral for TBA securities. As of June 30, 2008, the value of securities held as collateral was $262,061.
#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2008.
##	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:
The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:
(a) Energizer Holdings, Longs Drug Stores and Sepracor
(b) Oracle, Schering-Plough and Target
(c) CIGNA, Hologic and Qwest Communications International
(d) Adobe Systems, UnitedHealth Group and Wyeth
(e) Delta Air Lines, Intel and Mylan
(f) Health Net, Kohl’s and Prudential Financial
(g) Comcast, Merck and Nokia ADR
See Notes to Financial Statements.

Statement of Assets and Liabilities
(unaudited)
June 30, 2008

Assets:

Investments, at value:

Common stocks (cost $48,336,681)	$39,929,850

Preferred stocks (cost $3,645,632)	2,799,735

Options purchased (cost $968,285)	350,238

US Government and Government Agency securities (cost $4,184,206)	4,240,579

Corporate bonds (cost $11,822,416)	11,054,792

Collateralized mortgage obligations (cost $1,003,667)	916,314

Asset-backed securities (cost $848,397)	725,306

Foreign Government Agency securities (cost $224,457)	221,083

Equity-linked notes (cost $2,466,000)	1,986,456

Other short-term holdings (cost $2,391,050)	2,388,000

Total investments (cost $75,890,791)	64,612,353

Cash	166,749

Restricted cash	19,380

Receivable for securities sold	1,048,996

Dividends and interest receivable	431,623

Receivable for Capital Stock sold	37,052

Paydown receivable	12,075

Investment in, and expenses prepaid to, shareholder service agent	5,166

Other	24,164

Total Assets	66,357,558

Liabilities:

Payable for securities purchased	1,746,624

Payable for Capital Stock repurchased	166,688

Management fee payable	33,085

Distribution and service (12b-1) fees payable	22,928

Accrued expenses and other	72,559

Total Liabilities	2,041,884

Net Assets	$64,315,674

(continued on page 25.)
See Notes to Financial Statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2008

Composition of Net Assets:

Capital Stock, at par ($1 par value; 500,000,000 shares authorized; 5,609,256 shares outstanding):

Class A	$4,359,831

Class B	212,622

Class C	951,620

Class I	72,128

Class R	13,055

Additional paid-in capital	79,829,181

Undistributed net investment income (Note 7)	178,224

Accumulated net realized loss (Note 7)	(10,022,549)

Net unrealized depreciation of investments	(11,278,438)

Net Assets	$64,315,674

Net Asset Value Per Share:

Class A ($50,045,368 ÷ 4,359,831 shares)	$11.48

Class B ($2,427,466 ÷ 212,622 shares)	$11.42

Class C ($10,858,376 ÷ 951,620 shares)	$11.41

Class I ($834,381 ÷ 72,128 shares)	$11.57

Class R ($150,083 ÷ 13,055 shares)	$11.50

See Notes to Financial Statements.

Statement of Operations  (unaudited)
 For the Six Months Ended June 30, 2008

Investment Income:

Interest	$1,293,241

Dividends (net of foreign tax withheld of $1,429)	705,478

Total Investment Income	1,998,719

Expenses:

Management fee	207,977

Distribution and service (12b-1) fees	138,723

Shareholder account services	114,884

Registration	47,704

Auditing and legal fees	34,046

Custody and related services	27,939

Shareholder reports and communications	21,334

Directors’ fees and expenses	3,977

Miscellaneous	5,989

Total Expenses Before Reimbursement	602,573

Reimbursement of expenses (Note 4)	(1,836)

Total Expenses After Reimbursement	600,737

Net Investment Income	1,397,982

Net Realized and Unrealized Loss on Investments

Net realized loss on investments	(4,860,269)

Net change in unrealized depreciation of investments	(4,694,852)

Net Loss on Investments	(9,555,121)

Decrease in Net Assets from Operations	$(8,157,139)

See Notes to Financial Statements.

Statements of Changes in Net Assets
 (unaudited)

	Six Months
	Ended	Year Ended
	June 30, 2008	December 31, 2007

Operations:

Net investment income	$1,397,982	$4,158,559

Net realized gain (loss) on investments	(4,860,269)	5,504,860

Net realized gain on options written	—	1,182

Net change in unrealized depreciation of investments and options written	(4,694,852)	(11,551,273)

Decrease in Net Assets from Operations	(8,157,139)	(1,886,672)

Distributions to Shareholders:

Net investment income:

Class A	(989,551)	(3,267,901)

Class B	(41,835)	(198,635)

Class C	(121,552)	(243,758)

Class D	(55,336)	(385,584)

Class I	(16,386)	(51,556)

Class R	(1,932)	(4,005)

Total	(1,226,592)	(4,151,439)

Capital Share Transactions:

Net proceeds from sales of shares	779,625	3,249,884

Investment of dividends	961,241	3,235,300

Exchanged from associated funds	965,330	3,661,021

Total	2,706,196	10,146,205

Cost of shares repurchased	(4,908,852)	(13,296,078)

Exchanged into associated funds	(1,046,022)	(1,210,361)

Total	(5,954,874)	(14,506,439)

Decrease in Net Assets from Capital Share Transactions	(3,248,678)	(4,360,234)

Decrease in Net Assets	(12,632,409)	(10,398,345)

Net Assets:

Beginning of period	76,948,083	87,346,428

End of Period (including undistributed net investment income of $178,224 and $8,496, respectively)	$64,315,674	$76,948,083

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Income and Growth Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund offers the following five classes of shares:

Class A shares are subject to a continuing service fee of up to 0.25% on an annual basis and, through January 6, 2008, were sold with an initial sales charge of up to 4.75% (5.75% effective January 7, 2008). Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Fund approved the automatic conversion of all of the Fund’s outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Fund no longer offers Class D shares. The conversion did not affect individual shareholder account values.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and service (12b-1) fees and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

Notes to Financial Statements (unaudited)

a.	Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining fair value) (Note 3). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. High-yield securities are subject to greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

b.	Equity-Linked Notes — The Fund may purchase notes created by a counterparty, typically an investment bank. The notes bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities (“Underlying Stocks”) of third party issuers. The exchange value may be limited to an amount less than the actual value of the Underlying Stocks at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

c.	Securities Purchased and Sold on a TBA Basis — The Fund may purchase or sell securities (typically mortgage-backed securities) on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for

Notes to Financial Statements (unaudited)

security valuation described above. The Fund segregates securities as collateral for its obligations to purchase TBA mortgage securities.

d.	Mortgage Dollar Rolls — The Fund may enter into mortgage dollar roll transactions using TBAs in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a pre-determined price. Each mortgage dollar roll is treated as a sale and purchase transaction with any gain or loss recognized at the time of each sale. The Fund may be exposed to a market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

e.	Options — The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

f.	Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

g.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

h.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2008, distribution and service (12b-1) fees, shareholder account services and registration expenses were class-specific expenses.

i.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities for financial reporting purposes.

j.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

k.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

Notes to Financial Statements (unaudited)

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Fund to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon its review of tax positions, the Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2008.

3.	Fair Value Measurements — A summary of the value of the Fund’s investments as of June 30, 2008, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

Valuation Inputs	Value

Level 1 – Quoted Prices	$43,079,823

Level 2 – Other Significant Observable Inputs	21,532,530

Level 3 – Significant Unobservable Inputs	—

Total	$64,612,353

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.60% per annum of the first $1 billion of the Fund’s average daily net assets, 0.55% per annum of the next $1 billion of the Fund’s average daily net assets, and 0.50% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.60% per annum of the Fund’s average daily net assets. For the six months ended June 30, 2008, the Manager voluntarily agreed to reimburse $1,836 of expenses for the Class I shares. (Note 12)

For the six months ended June 30, 2008, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received commissions and concessions of $2,279 from sales of Class A shares. Commissions of $12,333 were also paid to dealers for sales of Class A shares.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2008, fees incurred under the Plan aggregated $64,472, or 0.24% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares (only through May 16, 2008), and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2008, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares (only through May 16, 2008),

Notes to Financial Statements (unaudited)

and 0.50% per annum of the average net daily assets of Class R shares amounted to $14,604, $31,621, $27,748, and $278, respectively.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended June 30, 2008, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees of $8,219.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D (only through May 16, 2008), and Class R shares. For the six months ended June 30, 2008, such charges amounted to $3,719. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended June 30, 2008, Seligman Data Corp., which is owned by the Fund and certain associated investment companies, charged the Fund at cost $114,884 for shareholder account services in accordance with a methodology approved by the Fund’s directors.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes, and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of the Fund to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2008, the Fund’s potential obligation under the Guaranties is $94,900. As of June 30, 2008, no event has occurred which would result in the Fund becoming liable to make any payment under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

At June 30, 2008, the Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,553.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2008, of $1,083 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5.	Committed Line of Credit — The Fund is a participant in a joint $200 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009,

Notes to Financial Statements (unaudited)

but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2008, the Fund did not borrow from the credit facility.

6.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government and government agency securities and short-term investments, for the six months ended June 30, 2008, amounted to $44,834,600 and $48,167,623, respectively. Purchases and sales of US Government and government agency obligations were $4,550,547 and $5,346,197, respectively.

7.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2008, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2008, the cost of investments for federal income tax purposes was $76,210,106. The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales in the amount of $316,397 and the amortization of premium for financial reporting purposes of $2,918.

At June 30, 2008, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$2,496,030

Gross unrealized depreciation of portfolio securities	(14,093,783)

Net unrealized depreciation of portfolio securities	(11,597,753)

Undistributed ordinary income	176,170

Capital loss carryforwards	(5,084,870)

Current period net realized loss	(4,644,140)

Total accumulated losses	$(21,150,593)

At December 31, 2007, the Fund had a net capital loss carryforward for federal income tax purposes of $5,084,870, which is available for offset against future taxable net capital gains and which expires in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

For the six months ended June 30, 2008 and year ended December 31, 2007, all distributions to shareholders were ordinary income for tax purposes.

8.	Capital Share Transactions — The Fund has authorized 500,000,000 shares of $1 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

Notes to Financial Statements (unaudited)

			Year Ended
	Six Months Ended 6/30/08†		12/31/07

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	34,001	$415,878	119,462	$1,723,752

Investment of dividends	64,756	768,284	178,645	2,514,941

Exchanged from associated funds	32,405	396,681	150,097	2,158,321

Converted from Class B*	49,809	609,359	80,290	1,150,063

Total	180,971	2,190,202	528,494	7,547,077

Cost of shares repurchased	(259,118)	(3,172,752)	(642,400)	(9,181,814)

Exchanged into associated funds	(51,710)	(629,989)	(47,762)	(673,811)

Total	(310,828)	(3,802,741)	(690,162)	(9,855,625)

Decrease	(129,857)	$(1,612,539)	(161,668)	$(2,308,548)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	4,499	$54,904	19,824	$281,762

Investment of dividends	2,897	34,193	11,826	165,911

Exchanged from associated funds	7,644	94,168	48,415	698,087

Total	15,040	183,265	80,065	1,145,760

Cost of shares repurchased	(23,155)	(285,980)	(92,252)	(1,306,531)

Exchanged into associated funds	(15,494)	(189,842)	(7,157)	(97,519)

Converted to Class A*	(50,115)	(609,359)	(80,736)	(1,150,063)

Total	(88,764)	(1,085,181)	(180,145)	(2,554,113)

Decrease	(73,724)	$(901,916)	(100,080)	$(1,408,353)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	7,126	$86,515	28,702	$415,090

Investment of dividends	8,082	94,952	12,822	179,426

Exchanged from associated funds	12,073	141,177	27,666	387,946

Converted from Class D**	591,381	7,380,436	—	—

Total	618,662	7,703,080	69,190	982,462

Cost of shares repurchased	(54,018)	(649,719)	(68,532)	(977,619)

Exchanged into associated funds	(8,175)	(98,986)	(23,386)	(321,142)

Total	(62,193)	(748,705)	(91,918)	(1,298,761)

Increase (decrease)	556,469	$6,954,375	(22,728)	$(316,299)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	5,667	$68,920	37,280	$535,045

Investment of dividends	3,826	45,495	22,826	319,464

Exchanged from associated funds	27,022	333,304	29,665	416,667

Total	36,515	447,719	89,771	1,271,176

Cost of shares repurchased	(57,229)	(694,922)	(114,757)	(1,639,901)

Exchanged into associated funds	(10,378)	(127,205)	(8,234)	(117,876)

Converted to Class C**	(591,381)	(7,380,436)	—	—

Total	(658,988)	(8,202,563)	(122,991)	(1,757,777)

Decrease	(622,473)	$(7,754,844)	(33,220)	$(486,601)

See footnotes on page 35.

Notes to Financial Statements (unaudited)

			Year Ended
	Six Months Ended 6/30/08		12/31/07

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	4,751	$58,279	20,209	$293,432

Investment of dividends	1,373	16,386	3,640	51,556

Total	6,124	74,665	23,849	344,988

Cost of shares repurchased	(8,494)	(105,244)	(10,760)	(155,137)

Increase (decrease)	(2,370)	$(30,579)	13,089	$189,851

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	7,928	$95,129	55	$803

Investment of dividends	164	1,931	283	4,002

Total	8,092	97,060	338	4,805

Cost of shares repurchased	(20)	(235)	(2,395)	(35,076)

Exchanged into associated funds	—	—	(1)	(13)

Total	(20)	(235)	(2,396)	(35,089)

Increase (decrease)	8,072	$96,825	(2,058)	$(30,284)

†	January 1, 2008 to May 16, 2008, in the case of Class D shares.
*	Automatic conversion of Class B shares to Class A shares approximately eight years after initial purchase date.
**	Effective May 16, 2008, Class D shares were converted to Class C shares.

9.	Options Written — Transactions in options written during the six months ended June 30, 2008, were as follows:

	Shares Subject
	to Call/Put	Premiums

Options outstanding, December 31, 2007	—	$—

Options written	16,200	15,868

Options expired	(15,200)	(13,088)

Options exercised	(1,000)	(2,780)

Options outstanding, June 30, 2008	—	$—

10.	Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Notes to Financial Statements (unaudited)

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

11.	Recently Issued Accounting Pronouncement — In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Fund is currently evaluating the impact of the adoption of SFAS 161 on the Fund’s financial statements and related disclosures.

12.	Subsequent Events — On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of Ameriprise’s acquisition of the Manager will result in the Manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the Manager and an assignment and automatic termination of the Fund’s management agreement with the Manager. On July 29, 2008, the Fund’s Board approved a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of the Fund for their approval.

Financial Highlights (unaudited)

The tables below are intended to help you understand each class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

Class A
	Six Months
	Ended	Year Ended December 31,
	6/30/08	2007	2006	2005	2004	2003

Per Share Data:

Net Asset Value, Beginning of Period	$13.12	$14.15	$12.67	$12.70	$11.93	$10.42

Income (Loss) from Investment Operations:

Net investment income	0.25	0.72	0.48	0.16	0.16	0.14

Net realized and unrealized gain (loss) on investments and options written	(1.66)	(1.03)	1.48	(0.02)	0.81	1.54

Total from Investment Operations	(1.41)	(0.31)	1.96	0.14	0.97	1.68

Less Distributions:

Dividends from net investment income	(0.23)	(0.72)	(0.48)	(0.16)	(0.16)	(0.14)

Dividends in excess of net investment income	—	—	—	(0.01)	(0.04)	(0.03)

Total Distributions	(0.23)	(0.72)	(0.48)	(0.17)	(0.20)	(0.17)

Net Asset Value, End of Period	$11.48	$13.12	$14.15	$12.67	$12.70	$11.93

Total Return	(10.82)%	(2.43)%	15.80%	1.07%	8.18%	16.24%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$50,045	$58,894	$65,824	$65,985	$78,971	$83,623

Ratio of expenses to average net assets	1.57%†	1.46%	1.50%	1.42%	1.38%	1.41%

Ratio of net investment income to average net assets	4.20%†	5.00%	3.62%	1.26%	1.30%	1.29%

Portfolio turnover rate	75.70%	185.42%	357.62%	219.11%	92.74%	238.07%

See footnotes on page 42.

Financial Highlights (unaudited)

Class B
	Six Months
	Ended	Year Ended December 31,
	6/30/08	2007	2006	2005	2004	2003

Per Share Data:

Net Asset Value, Beginning of Period	$13.05	$14.08	$12.61	$12.64	$11.88	$10.38

Income (Loss) from Investment Operations:

Net investment income	0.21	0.61	0.38	0.06	0.07	0.06

Net realized and unrealized gain (loss) on investments and options written	(1.66)	(1.02)	1.47	(0.02)	0.80	1.53

Total from Investment Operations	(1.45)	(0.41)	1.85	0.04	0.87	1.59

Less Distributions:

Dividends from net investment income	(0.18)	(0.61)	(0.38)	(0.06)	(0.07)	(0.06)

Dividends in excess of net investment income	—	(0.01)	—	(0.01)	(0.04)	(0.03)

Total Distributions	(0.18)	(0.62)	(0.38)	(0.07)	(0.11)	(0.09)

Net Asset Value, End of Period	$11.42	$13.05	$14.08	$12.61	$12.64	$11.88

Total Return	(11.14)%	(3.16)%	15.01%	0.30%	7.35%	15.35%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,427	$3,736	$5,441	$8,010	$12,049	$13,847

Ratio of expenses to average net assets	2.32%†	2.21%	2.25%	2.17%	2.13%	2.17%

Ratio of net investment income to average net assets	3.45%†	4.25%	2.86%	0.51%	0.55%	0.53%

Portfolio turnover rate	75.70%	185.42%	357.62%	219.11%	92.74%	238.07%

See footnotes on page 42.

Financial Highlights (unaudited)

Class C
	Six Months
	Ended	Year Ended December 31,
	6/30/08	2007	2006	2005	2004	2003

Per Share Data:

Net Asset Value, Beginning of Period	$13.04	$14.07	$12.60	$12.64	$11.88	$10.37

Income (Loss) from Investment Operations:

Net investment income	0.21	0.61	0.38	0.06	0.07	0.06

Net realized and unrealized gain (loss) on investments and options written	(1.66)	(1.02)	1.47	(0.03)	0.80	1.54

Total from Investment Operations	(1.45)	(0.41)	1.85	0.03	0.87	1.60

Less Distributions:

Dividends from net investment income	(0.18)	(0.61)	(0.38)	(0.06)	(0.07)	(0.06)

Dividends in excess of net investment income	—	(0.01)	—	(0.01)	(0.04)	(0.03)

Total Distributions	(0.18)	(0.62)	(0.38)	(0.07)	(0.11)	(0.09)

Net Asset Value, End of Period	$11.41	$13.04	$14.07	$12.60	$12.64	$11.88

Total Return	(11.15)%	(3.16)%	15.02%	0.22%	7.35%	15.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,858	$5,151	$5,879	$6,213	$6,927	$9,644

Ratio of expenses to average net assets	2.32%†	2.21%	2.25%	2.17%	2.13%	2.17%

Ratio of net investment income to average net assets	3.45%†	4.25%	2.86%	0.51%	0.55%	0.53%

Portfolio turnover rate	75.70%	185.42%	357.62%	219.11%	92.74%	238.07%

See footnotes on page 42.

Financial Highlights (unaudited)

Class D
	1/1/08 to	Year Ended December 31,
	5/16/08*	2007	2006	2005	2004	2003

Per Share Data:

Net Asset Value, Beginning of Period	$13.04	$14.07	$12.61	$12.64	$11.88	$10.37

Income (Loss) from Investment Operations:

Net investment income	0.16	0.61	0.38	0.06	0.07	0.06

Net realized and unrealized gain (loss) on investments and options written	(0.63)	(1.02)	1.46	(0.02)	0.80	1.54

Total from Investment Operations	(0.47)	(0.41)	1.84	0.04	0.87	1.60

Less Distributions:

Dividends from net investment income	(0.09)	(0.61)	(0.38)	(0.06)	(0.07)	(0.06)

Dividends in excess of net investment income	—	(0.01)	—	(0.01)	(0.04)	(0.03)

Total Distributions	(0.09)	(0.62)	(0.38)	(0.07)	(0.11)	(0.09)

Net Asset Value, End of Period	$12.48	$13.04	$14.07	$12.61	$12.64	$11.88

Total Return	(3.57)%	(3.16)%	14.93%	0.30%	7.35%	15.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	—	$8,118	$9,228	$10,238	$13,541	$15,853

Ratio of expenses to average net assets	2.30%†	2.21%	2.25%	2.17%	2.13%	2.17%

Ratio of net investment income to average net assets	3.46%†	4.25%	2.87%	0.51%	0.55%	0.53%

Portfolio turnover rate	75.70%ø	185.42%	357.62%	219.11%	92.74%	238.07%

See footnotes on page 42.

Financial Highlights (unaudited)

Class I
	Six Months					4/30/03**
	Ended	Year Ended December 31,				to
	6/30/08	2007	2006	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$13.20	$14.24	$12.73	$12.74	$11.94	$10.71

Income (Loss) from Investment Operations:

Net investment income	0.27	0.72	0.48	0.16	0.17	0.11

Net realized and unrealized gain (loss) on investments and options written	(1.67)	(1.04)	1.51	(0.01)	0.81	1.24

Total from Investment Operations	(1.40)	(0.32)	1.99	0.15	0.98	1.35

Less Distributions:

Dividends from net investment income	(0.23)	(0.72)	(0.48)	(0.16)	(0.17)	(0.11)

Dividends in excess of net investment income	—	—	—	—	(0.01)	(0.01)

Total Distributions	(0.23)	(0.72)	(0.48)	(0.16)	(0.18)	(0.12)

Net Asset Value, End of Period	$11.57	$13.20	$14.24	$12.73	$12.74	$11.94

Total Return	(10.66)%	(2.48)%	15.88%	1.16%	8.30%	12.65%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$834	$983	$874	$759	$942	$864

Ratio of expenses to average net assets	1.32%†	1.45%	1.49%	1.40%	1.27%	1.15%†

Ratio of net investment income to average net assets	4.45%†	5.01%	3.62%	1.28%	1.41%	1.42%†

Portfolio turnover rate	75.70%	185.42%	357.62%	219.11%	92.74%	238.07%øø

Without expense reimbursement:††

Ratio of expenses to average net assets	1.74%†	1.84%	1.71%

Ratio of net investment income to average net assets	4.03%†	4.62%	3.40%

See footnotes on page 42.

Financial Highlights (unaudited)

Class R
	Six Months					4/30/03**
	Ended	Year Ended December 31,				to
	6/30/08	2007	2006	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$13.14	$14.18	$12.67	$12.72	$11.92	$10.71

Income (Loss) from Investment Operations:

Net investment income	0.24	0.68	0.45	0.13	0.13	0.07

Net realized and unrealized gain (loss) on investments and options written	(1.67)	(1.03)	1.51	(0.03)	0.82	1.26

Total from Investment Operations	(1.43)	(0.35)	1.96	0.10	0.95	1.33

Less Distributions:

Dividends from net investment income	(0.21)	(0.68)	(0.45)	(0.13)	(0.13)	(0.07)

Dividends in excess of net investment income	—	(0.01)	—	(0.02)	(0.02)	(0.05)

Total Distributions	(0.21)	(0.69)	(0.45)	(0.15)	(0.15)	(0.12)

Net Asset Value, End of Period	$11.50	$13.14	$14.18	$12.67	$12.72	$11.92

Total Return	(10.91)%	(2.73)%	15.73%	0.78%	7.99%	12.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$150	$65	$100	$290	$5	$2

Ratio of expenses to average net assets	1.82%†	1.71%	1.75%	1.67%	1.63%	1.71%†

Ratio of net investment income to average net assets	3.95%†	4.75%	3.36%	1.01%	1.05%	0.86%†

Portfolio turnover rate	75.70%	185.42%	357.62%	219.11%	92.74%	238.07%øø

*	Date of conversion to Class C shares.
**	Commencement of offering of shares.
ø	Computed at the Fund level for the six months ended June 30, 2008.
øø	Computed at the Fund level for the year ended December 31, 2003.
†	Annualized.
††	The Manager, at its discretion, reimbursed certain expenses for the Class I shares.

See Notes to Financial Statements.

Board of Directors

Maureen Fonseca 2, 3

•	Head of School, The Masters School
•	Trustee, New York State Association of Independent Schools and Greens Farms Academy
•	Commissioner, Middle States Association

John R. Galvin 1, 3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
•	Chairman Emeritus, American Council on Germany

John F. Maher 1, 3

•	Retired President, Chief Executive Officer, and former Director, Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
•	Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2, 3

•	Attorney
•	Trustee, The Geraldine R. Dodge Foundation and Drew University

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

•	Counsel, Lewis & Munday, P.C.
•	Director, Vibration Control Technologies, LLC and OGE Energy Corp.
•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
•	Director and Chairman, Highland Park Michigan Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Member of the Board of Governors, Investment Company Institute

Member:	1 Audit Committee 2 Director Nominating Committee 3 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief Executive Officer

John B. Cunningham
Vice President

Eleanor T.M. Hoagland
Vice President and Chief Compliance Officer

J. Eric Misenheimer
Vice President

Francis L. Mustaro
Vice President

Thomas G. Rose
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Erik J. Voss
Vice President

Paul B. Goucher
Secretary

Additional Fund Information

Fund Symbols	General Distributor	General Counsel
Class A: SINFX Class B: SIBBX Class C: SIMCX Class R: SIFRX Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017	Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries to: P.O. Box 9759 Providence, RI 02940-9759	Sullivan & Cromwell LLP

Important Telephone Numbers
(800) 221-2450  Shareholder Services
(800) 445-1777  Retirement Plan Services
(212) 682-7600  Outside the United
                           States
(800) 622-4597  24-Hour Automated
                           Telephone Access
Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through the websites does not form a part of this report or the Fund’s prospectuses or statement of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Income and Growth Fund, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing or sending money.

EQIN3 06/08

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	INVESTMENTS.
(a) Schedule I – Investments in securities of unaffiliated issuers.
Included in Item 1 above.
(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer
Date: September 2, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino
President and Chief Executive Officer
Date: September 2, 2008

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer
Date: September 2, 2008

SELIGMAN INCOME AND GROWTH FUND, INC.
EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.